Note 11 - Supplementary Cash Flow Information (Details) - Summary of Supplemental Cash Flow Information (USD $)	1 Months Ended		6 Months Ended	8 Months Ended	12 Months Ended
	Nov. 30, 2012	Feb. 28, 2010	Jun. 30, 2013	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Note 11 - Supplementary Cash Flow Information (Details) - Summary of Supplemental Cash Flow Information [Line Items]
Accrued dividends payable					$ 75,000	$ 154,000
Conversion of liability to promissory note			150,000		849,000
Issuance of common stock for MFS Acquisition		351,000
Issuance of common stock for commitment fee	37,925			42,600
					956,000	1,033,000
MicroFluidic Acquisition [Member]
Note 11 - Supplementary Cash Flow Information (Details) - Summary of Supplemental Cash Flow Information [Line Items]
Issuance of common stock for MFS Acquisition						879,000
Commitment Fee [Member]
Note 11 - Supplementary Cash Flow Information (Details) - Summary of Supplemental Cash Flow Information [Line Items]
Issuance of common stock for commitment fee					$ 32,000